Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 19. Fair Value Measurement

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2011 and 2012:

	Fair Value Measurements at December 31, 2011 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$72,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	165	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	44,000	-	-
Other assets:
Embedded conversion option	-	-	174
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,266	-
Total	$116,000	1,431	5,254
Liabilities:
Short-term debt	$-	84,200	-
Total	$-	84,200	-

	Fair Value Measurements at December 31, 2012 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2011):

	Fair Value Measurements at reporting Date Using
	December 31, 2012	Level 1	Level 2	Level 3	For the Year Ended December 31, 2012 Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. For such financial assets that do not have a quoted market price, management of the Company reviews the current operating performance of the investee based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. The impairment charge recognized in 2012 for the investment in eTurbo Touch Technology Inc was determined based on the difference between the Company’s carrying value and the proportionate equity interest in the net book value of investee at year end (which was managements best estimate of the amount to be realized from this investment).

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2010, 2011 and 2012. As stated in Note 2 (h) “Summary of Significant Accounting Policy”-“Goodwill”, for Driver IC reporting unit in 2011 and 2012, the discounted cash flow (DCF) method is used by management in applying the income approach to determine the fair value of each of the Company’s reporting units. Significant assumptions inherent in the valuation method for goodwill are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates.

The Company performed the fair value measurement, which is categorized in Level 3 as part of the step 1 of the goodwill impairment test, for the Driver IC reporting unit. The Company used a discount rate based on the weighted average cost of capital, which were 23.0% and 21.3% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively, and long-term growth rate were (8)% and 1.1% for Driver IC reporting unit as of October 31, 2011 and 2012, respectively.

Management determined that the fair values of Driver IC reporting unit were approximately $367.4 million and $571.9 million, which exceeded its carrying amount by 7.6% and 54.3%, at October 31, 2011 and 2012, respectively. Therefore, management concluded that goodwill was not impaired and step 2 of the two-step goodwill impairment test was unnecessary.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2011 and 2012.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011:

	Corporate straight bonds	Derivatives- Conversion option	Total
	(in thousands)
Balance at January 1, 2011	$5,196	1,004	6,200
Total unrealized gains (losses) included in earnings	67	(830)	(763)
Total unrealized losses included in other comprehensive income, net	(183)	-	(183)
Balance at December 31, 2011	$5,080	174	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$67	(830)	(763)

The Company estimated the fair value for corporate straight bond and conversion option based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a discount rate of 1.4532% at December 31, 2011, which are based on risk-free rates plus issuer’s risk premium for the expected terms. The risk-free rate of 0.9139% applied for the expected terms of 3.6 years at December 31, 2011, was derived from the yield rate of 2 years and 5 years ROC central government bond at the reporting date. The investee’s risk premium of 0.54% at December 31, 2011, that is based on the risk premium of the unsecured bank loan of the peer; (b) an expected volatility of 40.78% at December 31, 2011, was used in the valuation of conversion option, which are based on the average historical volatility of the issuer’s publicly traded shares.